DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued operations
Schedule of results of discontinued operations

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Revenues	4,737	4,661	—
Cost of revenues	(2,098)	(1,131)	—
General and administrative expenses	(226)	(176)	—
Interest income	2	2	—
Interest expense	(2,580)	(1,634)	—
Other (loss) income, net	(16)	3,543	—
Income tax expense	(101)	(1,358)	—
Net (loss) income from discontinued operations	(282)	3,907	—

Yuanping
Discontinued operations
Schedule of assets and liabilities attributable to discontinued operations

March 2, 2012
US$
Assets:
Cash and cash equivalents	56
Property, plant and equipment, net	17,304
Goodwill	3,219
Intangible assets, net	617
Deferred tax assets	259
Prepayments and other current assets	328
Total	21,783

Liabilities:
Current portion of long-term loans	477
Accrued expenses and other current liabilities	163
Long-term loans	10,489
Deferred tax liabilities	827
Total	11,956

Yuheng
Discontinued operations
Schedule of assets and liabilities attributable to discontinued operations

October 31, 2012
US$
Assets:
Cash and cash equivalents	472
Property, plant and equipment, net	18,509
Goodwill	23,448
Intangible assets, net	1,916
Deferred tax assets	174
Prepayment and other current assets	241
Total	44,760

Liabilities:
Current portion of long-term loans	14,920
Accrued expenses and other current liabilities	2,256
Long-term loans	7,301
Deferred tax liabilities	2,046
Other non-current liabilities	33
Total	26,556